Goodwill and Other Intangible Assets (Details 1) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Amortization expense of other intangible assets
2012	¥ 7,891
2013	6,702
2014	4,723
2015	3,461
2016	¥ 2,167